UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 28-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Boye
Title:  Compliance Officer
Phone:  (212) 389-8704


Signature, Place and Date of Signing:

/s/ Gregory Boye              New York, New York            November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     152

Form 13F Information Table Value Total: $ 798,971
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number             Name

1          28-10748                         Oppenheimer Asset Management Inc.
----       -------------------              --------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                              Q3 2005
                                                              VALUE    SHRS/    SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    ISSUER NAME                  TITLE OF CLASS    CUSIP    (X $1,000) PRN AMT  PRN CALL DISCRTN   MGRS  SOLE        SHARED   NONE
ACTIVISION  INC NEW              COM NEW           004930202   1,470     71,869  SH        SOLE             71,869
ACTIVISION  INC NEW              COM NEW           004930202  18,329    896,296  SH        SHARED    1                 896,296
AKAMAI TECHNOLOGIES INC          NOTE 1.000% 12/1  00971TAE1   1,146  1,000,000  PRN       SOLE          1,000,000
ACCENTURE LTD BERMUDA            CLA               G1150G111     850     33,370  SH        SOLE             33,370
ACCENTURE LTD BERMUDA            CLA               G1150G111  10,597    416,210  SH        SHARED    1                 416,210
APRIA HEALTHCARE GROUP INC       COM               037933108     605     18,950  SH        SOLE             18,950
APRIA HEALTHCARE GROUP INC       COM               037933108   7,369    230,930  SH        SHARED    1                 230,930
ALTERA CORP                      COM               021441100     497     26,010  SH        SOLE             26,010
ALTERA CORP                      COM               021441100   6,198    324,310  SH        SHARED    1                 324,310
ANGIOTECH PHARMACEUTICALS        COM               034918102     257     18,339  SH        SOLE             18,339
ANGIOTECH PHARMACEUTICALS        COM               034918102   3,140    223,962  SH        SHARED    1                 223,962
ARM HLDGS PLC                    SPONS ADR         042068106   1,460    232,830  SH        SOLE            232,830
ARM HLDGS PLC                    SPONS ADR         042068106  18,207  2,903,790  SH        SHARED    1               2,903,790
AVAYA INC                        COM               053499109   1,117    108,400  SH        SOLE            108,400
AVAYA INC                        COM               054499109  13,611  1,321,430  SH        SHARED    1               1,321,430
ADVANCE AUTO PARTS INC           COM               00751Y106     653     16,890  SH        SOLE             16,890
ADVANCE AUTO PARTS INC           COM               00751Y106   8,033    207,690  SH        SHARED    1                 207,690
ADC TELECOMMUNICATIONS           COM NEW           000886309     543     23,770  SH        SOLE             23,770
ADC TELECOMMUNICATIONS           COM NEW           000886309   6,778    296,510  SH        SHARED    1                 296,510
BED BATH AND BEYOND INC          COM               075896100     302      7,510  SH        SOLE              7,510
BED BATH AND BEYOND INC          COM               075896100   3,705     92,220  SH        SHARED    1                  92,220
BEST BUY INC                     COM               086516101     484     11,110  SH        SOLE             11,110
BEST BUY INC                     COM               086516101   6,006    137,980  SH        SHARED    1                 137,980
BROADCOM CORP                    CLA               111320107   2,469     52,628  SH        SOLE             52,628
BROADCOM CORP                    CLA               111320107  30,365    647,157  SH        SHARED    1                 647,157
CADENCE DESIGN SYSTEM INC        NOTE 8/1          127387AB4   1,908  1,730,000  PRN       SOLE          1,730,000
CARNIVAL CORP                    DBCV 2.000% 4/1   143658AN2   1,596  1,230,000  PRN       SOLE          1,230,000
CEPHALON INC                     NOTE 6/1          156708AK5   1,130  1,200,000  PRN       SOLE          1,200,000
CHESAPEAKE ENERGY CORP           COM               165167107     710     18,570  SH        SOLE             18,570
CHESAPEAKE ENERGY CORP           COM               165167107   8,861    231,650  SH        SHARED    1                 231,650
CONEXANT SYSTEMS INC             COM               207142100     701    391,590  SH        SOLE            391,590
CONEXANT SYSTEMS INC             COM               207142100   8,545  4,773,765  SH        SHARED    1               4,773,765
COMMSCOPE INC                    SDCV 1.000% 3/1   203372AD9     972  1,000,000  PRN       SOLE          1,000,000
CORNING INC                      COM               219350105   1,698     87,850  SH        SOLE             87,850
CORNING INC                      COM               219350105  21,178  1,095,590  SH        SHARED    1               1,095,590
CREE INC                         COM               225447101      10        149  SH   PUT  SOLE                149
CREE INC                         COM               225447101     130      1,853  SH   PUT  SHARED    1                   1,853
CTRIP.COM INTL  LTD              ADR               22943F100     544      8,490  SH        SOLE              8,490
CTRIP.COM INTL  LTD              ADR               22943F100   6,759    105,480  SH        SHARED    1                 105,480
DOLBY LABORATORIES INC           COM               25659T107   1,080     67,510  SH        SOLE             67,510
DOLBY LABORATORIES INC           COM               25659T107  13,140    821,225  SH        SHARED    1                 821,225
DOVER CORP                       COM               260003108     617     15,130  SH        SOLE             15,130
DOVER CORP                       COM               260003108   7,509    184,080  SH        SHARED    1                 184,080
ERICSSON LM TEL CO               ADR B SEK 10      294821608     686     18,630  SH        SOLE             18,630
ERICSSON LM TEL CO               ADR B SEK 10      294821608   8,531    231,580  SH        SHARED    1                 231,580
FORMFACTOR INC                   COM               346375108     175      7,652  SH        SOLE              7,652
FORMFACTOR INC                   COM               346375108   2,168     95,026  SH        SHARED    1                  95,026
FREESCALE SEMICONDUCTOR INC      COM CLA           35687M107   1,727     73,770  SH        SOLE             73,770
FREESCALE SEMICONDUCTOR INC      COM CLA           35687M107  21,539    920,070  SH        SHARED    1                 920,070
GOLF GALAXY INC                  COM               381639103     204     12,780  SH        SOLE             12,780
GOLF GALAXY INC                  COM               381639103   2,532    158,820  SH        SHARED    1                 158,820
GENUINE PARTS CO                 COM               372460105     547     12,750  SH        SOLE             12,750
GENUINE PARTS CO                 COM               372460105   6,727    156,800  SH        SHARED    1                 156,800
GOOGLE INC                       CLA               38259P508   1,210      3,823  SH        SOLE              3,823
GOOGLE INC                       CLA               38259P508  14,854     46,939  SH        SHARED    1                  46,939
HOMESTORE INC                    COM               437852106     341     78,470  SH        SOLE             78,470
HOMESTORE INC                    COM               437852106   4,216    969,230  SH        SHARED    1                 969,230
HEWLETT PACKARD CO               COM               428236103   2,388     81,780  SH        SOLE             81,780
HEWLETT PACKARD CO               COM               428236103  29,682  1,016,490  SH        SHARED    1               1,016,490
HEWLETT PACKARD CO               COM               428236103      52        372  SH   CALL SOLE                372
HEWLETT PACKARD CO               COM               428236103     648      4,632  SH   CALL SHARED    1                   4,632
HURON CONSULTING GROUP INC       COM               447462102      38      1,410  SH        SOLE              1,410
HURON CONSULTING GROUP INC       COM               447462102     459     17,120  SH        SHARED    1                  17,120
HUTCHINSON TECHNOLOGY INC        COM               448407106     433     16,575  SH        SOLE             16,575
HUTCHINSON TECHNOLOGY INC        COM               448407106   5,383    206,073  SH        SHARED    1                 206,073
ISHARES TR                       MSCI EMERG MKTS   464287234   1,266     14,920  SH        SOLE             14,920
ISHARES TR                       MSCI EMERG MKTS   464287234  15,725    185,250  SH        SHARED    1                 185,250
ISHARES INC                      MSCI S KOREA      464286772     588     14,910  SH        SOLE             14,910
ISHARES INC                      MSCI S KOREA      464286772   7,309    185,260  SH        SHARED    1                 185,260
INVITROGEN CORP                  NOTE 1.500% 2/1   46185RAK6   1,187  1,300,000  PRN       SOLE          1,300,000
ITT INDS INC IND                 COM               450911102   1,447     12,740  SH        SOLE             12,740
ITT INDS INC IND                 COM               450911102  17,642    155,300  SH        SHARED    1                 155,300
JABIL CIRCUIT INC                COM               466313103     931     30,120  SH        SOLE             30,120
JABIL CIRCUIT INC                COM               466313103  11,573    374,280  SH        SHARED    1                 374,280
KLA-TENCOR CORP                  COM               482480100     604     12,380  SH        SOLE             12,380
KLA-TENCOR CORP                  COM               482480100   7,427    152,310  SH        SHARED    1                 152,310
LINCARE HOLDINGS INC             DBCV 3.000% 6/1   532791AB6   1,301  1,300,000  PRN       SOLE          1,300,000
LAIDLAW INTL INC                 COM               50730R102     767     31,720  SH        SOLE             31,720
LAIDLAW INTL INC                 COM               50730R102   9,346    386,670  SH        SHARED    1                 386,670
LAM RESEARCH CORP                COM               512807108     453     14,870  SH        SOLE             14,870
LAM RESEARCH CORP                COM               512807108   5,632    184,850  SH        SHARED    1                 184,850
MANPOWER INC                     COM               56418H100     526     11,840  SH        SOLE             11,840
MANPOWER INC                     COM               56418H100   6,457    145,470  SH        SHARED    1                 145,470
MAIDENFORM BRANDS INC            COM               560305104      81      5,900  SH        SOLE              5,900
MAIDENFORM BRANDS INC            COM               560305104     714     51,900  SH        SHARED    1                  51,900
MCKESSON CORP                    COM               58155Q103   1,034     21,800  SH        SOLE             21,800
MCKESSON CORP                    COM               58155Q103  12,581    265,140  SH        SHARED    1                 265,140
MARVELL TECHNOLOGY GROUP LTD     ORD               G5876H105   1,720     37,294  SH        SOLE             37,294
MARVELL TECHNOLOGY GROUP LTD     ORD               G5876H105  21,375    463,575  SH        SHARED    1                 463,575
MEDICIS PHARMACEUTICAL CORP      NOTE 1.500% 6/0   584690AB7   1,216  1,230,000  PRN       SOLE          1,230,000
MONSTER WORLDWIDE INC            COM               611742107     515     16,770  SH        SOLE             16,770
MONSTER WORLDWIDE INC            COM               611742107   6,401    208,420  SH        SHARED    1                 208,420
MONOLITHIC POWER SYS INC         COM               609839105     351     41,356  SH        SOLE             41,356
MONOLITHIC POWER SYS INC         COM               609839105   4,279    504,054  SH        SHARED    1                 504,054
MOTOROLA INC                     COM               620076109   1,515     68,770  SH        SOLE             68,770
MOTOROLA INC                     COM               620076109  18,831    854,790  SH        SHARED    1                 854,790
MEDCOHEALTH SOLUTIONS INC        COM               58405U102   1,210     22,070  SH        SOLE             22,070
MEDCOHEALTH SOLUTIONS INC        COM               58405U102  15,100    275,390  SH        SHARED    1                 275,390
MICROSOFT CORP                   COM               594918104   1,361     52,880  SH        SOLE             52,880
MICROSOFT CORP                   COM               594918104  16,583    644,490  SH        SHARED    1                 644,490
MPS GROUP INC                    COM               553409103     602     50,980  SH        SOLE             50,980
MPS GROUP INC                    COM               553409103   7,333    621,440  SH        SHARED    1                 621,440
MICROMUSE INC                    COM               595094103     409     51,940  SH        SOLE             51,940
MICROMUSE INC                    COM               595094103   5,104    647,720  SH        SHARED    1                 647,720
NATIONAL SEMICONDUCTOR CORP      COM               637640103   1,401     53,470  SH        SOLE             53,470
NATIONAL SEMICONDUCTOR CORP      COM               637640103  17,413    664,600  SH        SHARED    1                 664,600
NABORS INDUSTRIES LTD            SHS               G6359F103     934     13,000  SH        SOLE             13,000
NABORS INDUSTRIES LTD            SHS               G6359F103  11,648    162,160  SH        SHARED    1                 162,160
ORACLE CORP                      COM               68389X105     693     55,910  SH        SOLE             55,910
ORACLE CORP                      COM               68389X105   8,615    694,730  SH        SHARED    1                 694,730
O'REILLY AUTOMOTIVE INC          COM               686091109     262      9,310  SH        SOLE              9,310
O'REILLY AUTOMOTIVE INC          COM               686091109   3,263    115,800  SH        SHARED    1                 115,800
POLO RALPH LAUREN CORP           CLA               731572103   1,490     29,630  SH        SOLE             29,630
POLO RALPH LAUREN CORP           CLA               731572103  18,589    369,560  SH        SHARED    1                 369,560
POWERWAVE TECHNOLOGIES INC       COM               739363109     391     30,080  SH        SOLE             30,080
POWERWAVE TECHNOLOGIES INC       COM               739363109   4,856    373,860  SH        SHARED    1                 373,860
QUALCOMM INC                     COM               747525103     609     13,620  SH        SOLE             13,620
QUALCOMM INC                     COM               747525103   7,578    169,350  SH        SHARED                      169,350
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR     204412209     587     13,380  SH        SOLE             13,380
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR     204412209   7,297    166,380  SH        SHARED    1                 166,380
RCN CORP                         COM NEW           749361200     292     13,780  SH        SOLE             13,780
RCN CORP                         COM NEW           749361200   3,636    171,370  SH        SHARED    1                 171,370
SYMANTEC CORP                    COM               871503108     850     37,500  SH        SOLE             37,500
SYMANTEC CORP                    COM               871503108  10,449    461,140  SH        SHARED    1                 461,140
SANDISK CORP                     COM               80004C101   1,531     31,742  SH        SOLE             31,742
SANDISK CORP                     COM               80004C101  19,030    394,478  SH        SHARED    1                 394,478
SINA CORP                        ORD               G81477104     477     17,360  SH        SOLE             17,360
SINA CORP                        ORD               G81477104   5,923    215,390  SH        SHARED    1                 215,390
SEAGATE TECHNOLOGY               SHS               G7945J104     689     43,500  SH        SOLE             43,500
SEAGATE TECHNOLOGY               SHS               G7945J104   8,480    535,011  SH        SHARED    1                 535,011
SOHU COM INC                     COM               83408W103     418     24,390  SH        SOLE             24,390
SOHU COM INC                     COM               83408W103   5,139    300,000  SH        SHARED    1                 300,000
TAKE-TWO INTERACTIVE SOFTWRE     COM               874054109   1,294     58,600  SH        SOLE             58,600
TAKE-TWO INTERACTIVE SOFTWRE     COM               874054109  16,089    728,330  SH        SHARED    1                 728,330
TESSERA TECHNOLOGIES INC         COM               88164L100   1,686     56,355  SH        SOLE             56,355
TESSERA TECHNOLOGIES INC         COM               88164L100  20,548    686,978  SH        SHARED    1                 686,978
TEXAS INSTRS INC                 COM               882508104   1,845     54,420  SH        SOLE             54,420
TEXAS INSTRS INC                 COM               882508104  23,006    678,640  SH        SHARED    1                 678,640
T-HQ INC                         COM NEW           872443403     974     45,669  SH        SOLE             45,669
T-HQ INC                         COM NEW           872443403  12,143    569,546  SH        SHARED    1                 569,546
TELLABS INC                      COM               879664100     314     29,820  SH        SOLE             29,820
TELLABS INC                      COM               879664100   3,898    370,520  SH        SHARED    1                 370,520
TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR     874039100     521     63,360  SH        SOLE             63,360
TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR     874039100   6,472    787,360  SH        SHARED    1                 787,360
UNITED MICRO ELECTRONICS CORP    SPONSORED ADR     910873207     357     99,130  SH        SOLE             99,130
UNITED MICRO ELECTRONICS CORP    SPONSORED ADR     910873207   4,436  1,232,290  SH        SHARED    1               1,232,290
WELLPOINT INC                    COM               94973V107   1,022     13,480  SH        SOLE             13,480
WELLPOINT INC                    COM               94973V107  12,742    168,060  SH        SHARED    1                 168,060
WILLIAMS SONOMA INC              COM               969904101     173      4,500  SH        SOLE              4,500
WILLIAMS SONOMA INC              COM               969904101   2,122     55,340  SH        SHARED    1                  55,340
XTO ENERGY INC                   COM               98385X106     926     20,440  SH        SOLE             20,440
XTO ENERGY INC                   COM               98385X106  11,548    254,800  SH        SHARED    1                 254,800

                                 TOTAL                       798,971






03974.0001 #617273